Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2016
Financial Highlights [Abstract]
Schedule of Financial Highlights
The table below reflects information for assets held by Pruco Life. Charges for mortality risk and expense risk and administrative expenses are used by Pruco Life to purchase additional investments in its account resulting in no impact to its net assets.

Net Assets (000’s)
December 31, 2016	$30,945
December 31, 2015	$25,788
December 31, 2014	$23,442
December 31, 2013	$24,688
December 31, 2012	$25,731
The following table was developed by determining which products offered by Pruco Life have the lowest and highest total expense ratio and reflects contract owner units only. The table may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable products as disclosed in Note 1.

	Units (000’s)	Unit Value Lowest- Highest			Net Assets (000’s)	Investment Income Ratio(1)	Expense Ratio(2) Lowest-Highest			Total Return(3) Lowest-Highest
December 31, 2016	20,921	$3.19050	—	$4.17877	$81,138	3.51%	0.35%	—	1.25%	3.80%	—	4.73%
December 31, 2015	21,798	$3.07375	—	$3.99015	$80,863	3.16%	0.35%	—	1.25%	7.78%	—	8.74%
December 31, 2014	22,591	$2.85193	—	$3.66932	$77,231	3.68%	0.35%	—	1.25%	5.82%	—	6.77%
December 31, 2013	23,400	$2.69505	—	$3.43650	$75,103	5.04%	0.35%	—	1.25%	8.19%	—	9.17%
December 31, 2012(4)	24,124	$2.49097	—	$3.14796	$71,085	4.84%	0.35%	—	1.25%	5.53%	—	6.48%
(1) This amount represents the contract owners' proportionate share of the net investment income from the underlying Partnership divided by the contract owners' average net assets of the Real Property Account. This ratio excludes those expenses, such as mortality risk and expense risk and administrative expenses that result in direct reductions in the unit values.
(2) These amounts represent the annualized contract expenses of the Real Property Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Partnership are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying Partnership, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
(4) In the December 31, 2012 financial statements, the Real Property Account revised certain financial statement footnote disclosures due to a typographical error. The range of contract owner unit values in Note 8 to the December 31, 2012 financial statements was presented as $2.30961 to $2.63416. The correct amounts are shown in the table above. These revisions had no impact on the statements of net assets, operations or changes in net assets. The revisions are not considered material to the previously issued financial statements.